NOTE 6: PROPERTY, PLANT AND EQUIPMENT, NET	11 Months Ended
Nov. 30, 2017
SDA Mill, Audited
NOTE 6: PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6: PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consist of:

			December 31,
			2016
		Accumulated	Net Carrying
	Cost	Depreciation	Value

Ore processing mill	$623,699	$530,422	$93,277
Plant and machinery	476,503	291,392	185,111
Automotive equipment	59,865	56,166	3,699
Office furniture and equipment	7,630	6,455	1,175
	$1,167,697	$884,435	$283,262

			November 30,
			2017
		Accumulated	Net Carrying
	Cost	Depreciation	Value

Ore processing mill	$620,560	$538,903	$81,657
Plant and machinery	460,697	282,078	178,619
Automotive equipment	59,520	57,719	1,801
Office furniture and equipment	8,425	7,598	827
	$1,149,202	$886,298	$262,904

During the eleven months ended November 30, 2017, the Company recorded a loss on write off of property, plant and equipment of $24,431 and depreciation of $27,414.

During the year ended December 31, 2016, the Company disposed of automotive equipment of $21,292 and recorded a gain on disposal of $9,123. During the year ended December 31, 2016, the Company recorded depreciation expense of $164,482.